Trade Accounts Receivable, Unbilled Services (Contract Assets) and Payments on Account (Contract Liabilities)	12 Months Ended
Dec. 31, 2018
Revenue from Contract with Customer [Abstract]
Trade Accounts Receivable, Unbilled Services (Contract Assets) and Payments on Account (Contract Liabilities)
Disaggregation of Revenue
Revenue disaggregated by customer profile is as follows:

	YTD
	December 31, 2018	December 31, 2017
	(in thousands)

Top client	$352,335	$503,875
Clients 2-5	671,723	505,818
Clients 6-10	385,741	348,841
Clients 11-25	461,351	421,759
Other	724,627	622,028
Total	$2,595,777	$2,402,321

Revenue for the year ended December 31, 2018 reflects revenue as reported on adoption of ASC 606.

Our customers have similar profiles and economic characteristics, and therefore have similar degrees of risk and growth opportunities.
Trade accounts receivable, unbilled services (contract assets) and payments on account (contract liabilities)

Trade accounts receivables and unbilled revenue are as follows:

	December 31, 2018	December 31, 2017
	(in thousands)

Billed services (accounts receivable)	$423,680	$388,431
Unbilled services (unbilled revenue)	362,926	268,509
Trade accounts receivable and unbilled revenue	786,606	656,940
Allowance for doubtful accounts (note 18)	(8,889)	(8,930)

Trade accounts receivable and unbilled revenue, net	$777,717	$648,010

Unbilled services and payments on account (contract assets and liabilities) were as follows:

(in thousands, except percentages)	December 31, 2018	December 31, 2017	$ Change	% Change

Unbilled services (unbilled revenue)	$362,926	$268,509	$94,417	35.2%
Unearned revenue (payments on account)	(274,468)	(298,992)	24,524	(8.2)%

Net balance	$88,458	$(30,483)	$118,941	390.2%

Timing may differ between the satisfaction of performance obligations and the invoicing and collection of amounts related to our contracts with customers. We record assets for amounts related to performance obligations that are satisfied but not yet billed and/or collected. These assets are recorded as unbilled receivables and therefore contract assets rather than accounts receivables when receipt of the consideration is conditional on something other than the passage of time. Liabilities are recorded for amounts that are collected in advance of the satisfaction of performance obligations.

Unbilled services/revenue balances arise where invoicing or billing is based on the timing of agreed milestones related to service contracts for clinical research. Contractual billing arrangements in respect of certain reimbursable expenses (principally investigators) require billing by the investigator to the Company prior to billing by the Company to the customer.

The most significant impact of application of ASC 606 is the measurement of a clinical trial service as a single performance obligation recognized over time. We concluded that ICON is the contract principal in respect of both direct services and in the use of third parties (principally investigator services) that support a clinical trial. The progress towards completion for clinical service contracts is measured based on total project costs (including reimbursable costs). Reimbursable expenses are included within direct costs on adoption of ASC 606 and are recorded based on activity undertaken by the third party. Amounts owed to investigators and others in respect of reimbursable expenses at December 31, 2018 were $85.6 million (see note 7 Other liabilities).

Payments on account decreased by $24.5 million over the same period resulting in an increase of $118.9 million in the net balance of unbilled services and payments on account between December 31, 2017 and December 31, 2018. These fluctuations are primarily due to timing of payments and invoicing related to the Group's clinical trial management contracts. Billings and payments are established by contractual provisions including predetermined payment schedules which may or may not correspond to the timing of the transfer of control of the Company's services under the contract. Unbilled services arise from long-term contract when a cost-based input method of revenue recognition is applied and revenue recognized exceeds the amount billed to the customer.

The bad debt expense recognized on the Group's receivables and unbilled services was $0.7 million for the twelve months ended December 31, 2018.

As of December 31, 2018 approximately $5.3 billion of revenue is expected to be recognized in the future in respect of unsatisfied performance obligations. The Company expects to recognize revenue on approximately 40% of the unrealized performance obligation over the next 12 months, with the remainder recognized thereafter over the duration of the customer contracts.